Accruals and Other Payables	12 Months Ended
Oct. 31, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

NOTE 10–ACCRUALS AND OTHER PAYABLES

Accruals and other payables comprised of the following:

	October 31,	October 31,
	2025	2024
Borrowings from non-related	$1,676,856	$1,725,912
Employee benefits and salaries	48,118	27,104
Other payables	-	10,266
Total	$1,724,974	$1,763,282

The following table summarizes the Company's principal borrowings from non-related parties as of October 31, 2025 and 2024:

Lender	Nature	Interest Rate	Maturity Date	Secured/ Unsecured	October 31, 2025	October 31, 2024
Xu Hongzhao.	Borrowings from non-related individual	8%	May 9, 2026	Unsecured	1,557,689	1,455,133
Ouyi Health Management Co., Ltd.	Borrowings from private lender	3.65% from June to December 2024 and 0% from January 2025 to December 2026	December 31, 2026	Unsecured	102,966	170,779
Golden Mainland Inc	Borrowings from private lender	Non-interest bearing	-	Unsecured	-	100,000
Wu Xianhu	Borrowings from non-related individual	Non-interest bearing	-	Unsecured	13,349	-
Wang Qiming	Borrowings from non-related individual	Non-interest bearing	-	Unsecured	2,852	-
Total Borrowings					1,676,856	1,725,912